Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Schedule for income / (expense) recognized for the equity-settled programs

The income / (expense) recognized for share-based payments during the years ended December 31 is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Prior VSOP	(131)	(10)	(10)
New VSOP	95	(19)	—
LTIP Stock Options	(5,562)	(2,944)	(286)
LTIP RSUs	(3,108)	(4,072)	(3,272)
RSU Supervisory board	(478)	(652)	(553)
Total	(9,184)	(7,697)	(4,121)

Prior VSOP
Share-based payments
Schedule of reconciliation of outstanding awards

	2022	2023	2024
Outstanding at the beginning of the period	6,426,365	5,614,246	5,603,155
Granted during the period	—	—	—
Forfeited during the period	(34,859)	(11,091)	—
Exercised during the period	(777,260)	—	(1,576,931)
Outstanding at the end of the period	5,614,246	5,603,155	4,026,224
Thereof vested	5,509,886	5,588,513	4,025,669
Thereof exercisable	none	none	none

Schedule of share-based payments expenses

The income / (expense) recognized for this share-based payment plan during the years ended December 31 is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Cost of Sales	—	(9)	—
Selling and distribution expenses	(8)	(6)	—
Research and development expenses	(45)	46	(1)
General and administrative expenses	(78)	(41)	(9)
Total	(131)	(10)	(10)

New VSOP
Share-based payments
Schedule of reconciliation of outstanding awards

The number of awards in the New VSOP program granted to key employees developed as follows:

	2022	2023	2024
Outstanding at the beginning of the period	349,424	102,108	32,862
Granted during the period	—	—	—
Forfeited during the period	(99,696)	—	—
Exercised during the period	(147,620)	(69,246)	—
Outstanding at the end of the period	102,108	32,862	32,862
Thereof vested	59,942	32,862	32,862
Thereof exercisable	59,942	none	none

Schedule of share-based payments expenses

The income / (expense) recognized for employee services received during the years ended December 31, 2024, 2023 and 2022 is shown in the following table:

	2022	2023	2024
	EUR k	EUR k	EUR k
Research and development expenses	69	(31)	—
Selling and distribution expenses	23	—	—
General and administrative expenses	3	12	—
Total	95	(19)	—

Former Chief Executive Officer Grant
Share-based payments
Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 14.31
Weighted average share price (30-days VWAP after grant date)	EUR 30.67
Exercise price (USD 34.87)	EUR 30.67
Expected volatility (%)	72.17%
Expected life (years)	2.16
Risk-free interest rate (%)	0.40 - 1.15%

Weighted average fair value per option	EUR 4.86
Weighted average share price (10 - day VWAP before grant date)	EUR 15.07
Exercise price (USD 19.35)	EUR 18.37
Expected volatility (%)	73.87 - 86.09%
Expected life (years)	2.33
Risk-free interest rate (%)	2.34 - 3.21%

Weighted average fair value per option	EUR 6.81
Weighted average share price (10-days VWAP before grant date)	EUR 17.45
Exercise price (USD 19.28)	EUR 17.45
Expected volatility (%)	50.91%
Expected life (years)	2.16
Risk-free interest rate (%)	2.67%

Weighted average fair value per option	EUR 3.55
Weighted average share price (10-day VWAP before grant date)	EUR 6.12
Exercise price (USD 6.66)	EUR 6.12
Expected volatility (%)	75.0%
Expected life (years)	3.39
Risk-free interest rate (%)	3.70%

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%

Restricted Stock Units
Share-based payments
Schedule of share-based payments expenses

	2022	2023	2024
	EUR k	EUR k	EUR k
Cost of Sales	—	(331)	(295)
Research and development expenses	(909)	(1,719)	(1,787)
Selling and distribution expenses	(199)	(269)	(98)
General and administrative expenses	(2,000)	(1,753)	(1,092)
Total	(3,108)	(4,072)	(3,272)